LONG-TERM INVESTMENTS IN EQUITY INVESTEES - Financial information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial information
Current assets	¥ 11,613,071	¥ 10,983,653
Non-current assets	62,035,557	63,463,037
Current liabilities	9,078,098	8,305,476
Non-current liabilities	40,901,897	46,017,411
Redeemable preferred shares	1,080,656	1,064,766
Non-controlling interests	129,931	¥ 165,577
DayOne
Financial information
Current assets	10,490,288
Non-current assets	18,276,507
Current liabilities	6,741,094
Non-current liabilities	6,497,228
Redeemable preferred shares	13,239,989
Non-controlling interests	¥ 311,167